UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2013

MFS® GROWTH FUND

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.9%
Aerospace - 3.2%
Honeywell International, Inc.	993,430	$69,639,443
Precision Castparts Corp.	704,744	131,498,183

		$201,137,626
Alcoholic Beverages - 1.4%
Diageo PLC	1,905,323	$57,117,362
Pernod Ricard S.A.	234,448	30,421,648

		$87,539,010
Apparel Manufacturers - 2.1%
LVMH Moet Hennessy Louis Vuitton S.A.	226,839	$38,975,461
Michael Kors Holdings Ltd. (a)	263,870	15,642,214
NIKE, Inc., “B”	712,298	38,791,749
VF Corp.	248,665	40,099,717

		$133,509,141
Automotive - 0.5%
BorgWarner Transmission Systems, Inc. (a)	258,336	$19,222,782
LKQ Corp. (a)	738,590	15,650,722

		$34,873,504
Biotechnology - 4.6%
Alexion Pharmaceuticals, Inc. (a)	588,060	$51,008,324
Biogen Idec, Inc. (a)	498,712	82,955,754
Celgene Corp. (a)	836,683	86,328,952
Gilead Sciences, Inc. (a)	1,710,040	73,035,808

		$293,328,838
Broadcasting - 5.6%
Discovery Communications, Inc., “A” (a)	988,550	$72,490,372
News Corp., “A”	4,277,800	123,200,640
Time Warner, Inc.	588,670	31,299,584
Viacom, Inc., “B”	998,380	58,365,294
Walt Disney Co.	1,299,300	70,928,787

		$356,284,677
Brokerage & Asset Managers - 2.0%
Affiliated Managers Group, Inc. (a)	443,582	$64,864,996
BlackRock, Inc.	259,425	62,197,144

		$127,062,140
Business Services - 3.2%
Cognizant Technology Solutions Corp., “A” (a)	1,233,854	$94,722,972
FleetCor Technologies, Inc. (a)	562,740	39,284,879
Verisk Analytics, Inc., “A” (a)	1,220,320	71,413,126

		$205,420,977
Cable TV - 2.3%
Comcast Corp., “Special A”	2,475,311	$94,829,164
Time Warner Cable, Inc.	589,060	50,888,893

		$145,718,057

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 1.1%
Monsanto Co.	701,320	$70,854,360

Computer Software - 4.1%
Check Point Software Technologies Ltd. (a)	628,850	$33,020,914
Citrix Systems, Inc. (a)	679,674	48,188,887
Oracle Corp.	2,763,996	94,694,503
PTC, Inc. (a)	930,170	21,524,134
Salesforce.com, Inc. (a)	282,962	47,882,830
TIBCO Software, Inc. (a)	632,640	13,570,128

		$258,881,396
Computer Software - Systems - 4.4%
Apple, Inc.	350,729	$154,811,781
EMC Corp. (a)	5,266,301	121,177,586

		$275,989,367
Construction - 1.0%
Stanley Black & Decker, Inc.	785,010	$61,780,287

Consumer Products - 1.1%
Estee Lauder Cos., Inc., “A”	1,067,702	$68,439,698

Consumer Services - 1.4%
Priceline.com, Inc. (a)	127,147	$87,423,734

Electrical Equipment - 3.6%
AMETEK, Inc.	1,083,720	$45,332,008
Danaher Corp.	2,951,125	181,789,300

		$227,121,308
Electronics - 2.5%
Altera Corp.	1,681,560	$59,560,855
Broadcom Corp., “A”	776,559	26,488,427
Linear Technology Corp.	1,520,230	58,133,595
NXP Semiconductors N.V. (a)	541,380	17,497,402

		$161,680,279
Energy - Independent - 3.8%
Anadarko Petroleum Corp.	455,700	$36,264,606
Cabot Oil & Gas Corp.	757,580	46,947,233
EOG Resources, Inc.	451,420	56,748,008
Noble Energy, Inc.	401,180	44,462,779
Pioneer Natural Resources Co.	447,806	56,338,473

		$240,761,099
Engineering - Construction - 0.5%
Fluor Corp.	474,520	$29,372,788

Food & Beverages - 2.2%
Groupe Danone	450,638	$31,223,762
Mead Johnson Nutrition Co., “A”	799,261	59,872,642
Mondelez International, Inc.	1,788,080	49,440,412

		$140,536,816

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 2.0%
Las Vegas Sands Corp.	1,307,290	$67,312,362
Wynn Resorts Ltd.	499,644	58,408,383

		$125,720,745
General Merchandise - 1.9%
Costco Wholesale Corp.	618,908	$62,689,191
Target Corp.	936,060	58,934,338

		$121,623,529
Insurance - 0.5%
ACE Ltd.	394,530	$33,688,917

Internet - 7.0%
eBay, Inc. (a)	1,809,100	$98,921,588
Facebook, Inc., “A “ (a)	1,292,890	35,231,253
Google, Inc., “A” (a)	331,901	265,919,081
LinkedIn Corp., “A” (a)	189,450	31,861,701
Rackspace Hosting, Inc. (a)	168,830	9,430,844

		$441,364,467
Leisure & Toys - 0.5%
Polaris Industries, Inc.	371,793	$32,483,554

Machinery & Tools - 1.8%
Cummins, Inc.	249,030	$28,855,106
Joy Global, Inc.	644,858	40,845,306
Roper Industries, Inc.	357,300	44,523,153

		$114,223,565
Major Banks - 0.4%
Morgan Stanley	1,160,810	$26,176,266

Medical & Health Technology & Services - 2.7%
Catamaran Corp. (a)	996,580	$53,526,312
Cerner Corp. (a)	406,060	35,514,008
Express Scripts Holding Co. (a)	1,427,249	81,224,741

		$170,265,061
Medical Equipment - 4.5%
Abbott Laboratories	1,046,080	$35,347,043
Cooper Cos., Inc.	267,653	28,387,277
Covidien PLC	1,535,948	97,640,214
Thermo Fisher Scientific, Inc.	1,683,547	124,245,769

		$285,620,303
Natural Gas - Pipeline - 0.5%
Kinder Morgan, Inc.	921,410	$34,156,669

Network & Telecom - 2.4%
Qualcomm, Inc.	2,301,669	$151,058,536

Oil Services - 2.4%
Cameron International Corp. (a)	838,200	$53,410,104
Dresser-Rand Group, Inc. (a)	811,929	50,063,542
FMC Technologies, Inc. (a)	649,320	33,706,201

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - continued
Schlumberger Ltd.	202,838	$15,790,938

		$152,970,785
Other Banks & Diversified Financials - 4.9%
American Express Co.	607,460	$37,753,639
MasterCard, Inc., “A”	231,015	119,624,187
Visa, Inc., “A”	948,797	150,517,156

		$307,894,982
Pharmaceuticals - 2.6%
Allergan, Inc.	674,456	$73,124,520
Bristol-Myers Squibb Co.	1,192,490	44,086,355
Perrigo Co.	243,790	27,589,714
Zoetis, Inc. (a)	695,780	23,273,841

		$168,074,430
Railroad & Shipping - 1.5%
Kansas City Southern Co.	521,370	$53,685,469
Union Pacific Corp.	298,326	40,903,478

		$94,588,947
Restaurants - 1.5%
Starbucks Corp.	1,050,540	$57,590,603
YUM! Brands, Inc.	606,872	39,737,978

		$97,328,581
Specialty Chemicals - 1.5%
Airgas, Inc.	604,660	$60,635,305
Praxair, Inc.	283,890	32,093,765

		$92,729,070
Specialty Stores - 5.0%
Amazon.com, Inc. (a)	281,420	$74,370,863
AutoZone, Inc. (a)	98,961	37,620,024
PetSmart, Inc.	524,680	34,161,915
Ross Stores, Inc.	1,087,474	63,029,993
Tiffany & Co.	706,580	47,453,913
Tractor Supply Co.	299,000	31,093,010
Urban Outfitters, Inc. (a)	712,540	28,872,120

		$316,601,838
Telecommunications - Wireless - 2.4%
American Tower Corp., REIT	1,981,190	$153,740,344

Tobacco - 0.7%
Philip Morris International, Inc.	450,020	$41,289,335

Trucking - 0.6%
Expeditors International of Washington, Inc.	996,729	$38,722,922
Total Common Stocks		$6,208,037,948

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	111,438,790	$111,438,790
Total Investments		$6,319,476,738

Other Assets, Less Liabilities - 0.4%		23,954,423
Net Assets - 100.0%		$6,343,431,161

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013, in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,946,255,088	$—	$—	$5,946,255,088
France	30,421,647	70,199,223	—	100,620,870
United Kingdom	—	57,117,362	—	57,117,362
Canada	53,526,312	—	—	53,526,312
Israel	33,020,914	—	—	33,020,914
Netherlands	17,497,402	—	—	17,497,402
Mutual Funds	111,438,790	—	—	111,438,790
Total Investments	$6,192,160,153	$127,316,585	$—	$6,319,476,738

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $127,316,585 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classification between level 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investments is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,893,062,040
Gross unrealized appreciation	1,443,190,258
Gross unrealized depreciation	(16,775,560)
Net unrealized appreciation (depreciation)	$1,426,414,698

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	$89,102,077	$232,374,886	$(210,038,173)	$111,438,790

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$36,550	$111,438,790

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 12, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 12, 2013

*	Print name and title of each signing officer under his or her signature.